BORROWING COSTS (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Property, plant and equipment capitalized interest cost rate	4.61%	4.46%
Amount of the capitalized interest cost, property, plant and equipment	$ 40,530	$ 24,767